John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211
Phone: 913.660.0778   Fax: 913.660.9157
 john.lively@1940actlawgroup.com

September 1, 2017

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, D.C. 20549

RE:	The Registration Statement filed on Form N14 for 360 Funds (the “Trust”)

Ladies and Gentlemen:

Enclosed herewith for filing is an Amended Form N-14 Registration Statement (combined proxy statement/prospectus) relating to the proposed reorganization of the Crow Point Defined Risk Global Equity Income Fund, a series of Northern Lights Fund Trust II (the “Existing Fund”) with and into the Crow Point Defined Risk Global Equity Income Fund, a newly created series of the 360 Funds (the “New Fund”). Note that a 485(a) filing to establish the New Fund as a series of the Trust was made on June 23, 2017. This Amendment reflects the revisions made in response to SEC comments received and which are contained in a correspondence filing made for the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.